Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2020
Basis of Presentation and General Information [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Charterer	2020	2019	2018
A	18%	16%	14%
B	16%	14%	15%
C		18%	16%
D		12%	11%